SUPPLEMENTARY CASH FLOW DETAILS - Non-Cash Items (Details) - USD ($) $ in Thousands		3 Months Ended		12 Months Ended
	Sep. 01, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value gain on rental properties		$ 56,414	$ 261,676	$ 858,987	$ 990,575	[1]
Fair value gain (loss)				(184,809)	220,177	[1]
Loss on debt modification and extinguishment				6,816	3,497	[1]
Amortization and depreciation expense				15,608	12,129	[1]
Deferred income taxes				189,179	219,137	[1]
Net change in fair value of limited partners’ interests in single-family rental business				297,381	185,921	[1]
Amortization of debt discount and financing costs				18,116	15,603
Interest on lease obligation				213,932	147,680	[1]
Performance fees expense				35,854	42,272	[1]
Unrealized foreign exchange gain				(4,238)	(4,850)
Adjustments for non-cash items from continuing operations				(473,961)	(301,679)
LTIP
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Expenses from incentive plans				17,015	14,093
AIP
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Expenses from incentive plans				27,201	32,228
Interest on lease obligation
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Interest on lease obligation				1,168	968
Bryson MPC Holdings LLC
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Disposition of Bryson MPC Holdings LLC	$ (5,060)			(5,060)	0
Single-Family Rental Investment Properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value gain on rental properties				(858,987)	(990,575)
Canadian development properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Fair value gain on rental properties				440	(10,098)
Investments in U.S. residential developments
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from equity-accounted investments in multi-family rental properties				(16,897)	(31,726)
Equity-accounted investments in multi-family rental properties
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from equity-accounted investments in multi-family rental properties				(1,550)	(2,255)
Equity-accounted investments in Canadian residential developments
Disclosure of reconciliation of non-cash items arising from operating activities [line items]
Income from equity-accounted investments in multi-family rental properties				$ (11,198)	$ (8,200)

[1]	Certain comparative figures have been adjusted to conform with the current period presentation. Refer to Note 2 for further details.